PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
PROVISIONS
Schedule of provisions

USDm	2023	2022	2021
Cargo claim provisions	—	6.5	18.3
Warranty provisions	0.6	0.3	—
Balance as of December 31	0.6	6.8	18.3